Reporting and Accounting Policies - Additional Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Outstanding derivatives		$ 0	$ 0	$ 0
Held for sale property		10,800,000	56,600,000
Open reverse repurchase commitments		0	0
Dividends Payable		58,500,000	2,694,500,000
Right-of-use asset		86,700,000	60,300,000	63,100,000
Total		1,017,800,000
Other assets		1,333,900,000	800,200,000
Restricted cash and cash equivalents		15,000,000.0	0
Accounts payable, accrued expenses, and other liabilities	[1]	6,010,600,000	4,955,800,000
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Other assets		47,700,000	25,300,000
Series B Preferred Stock
Property, Plant and Equipment [Line Items]
Dividends Payable		13,400,000	13,400,000	0
Cash and Cash Equivalents | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments		137,100,000	93,500,000	46,300,000
Other Assets | Michigan Catastrophic Claims Association | State Reinsurance Plans
Property, Plant and Equipment [Line Items]
Other Receivables		541,500,000
Accounts Payable and Accrued Liabilities | Michigan Catastrophic Claims Association | State Reinsurance Plans
Property, Plant and Equipment [Line Items]
Other Liabilities		541,500,000
Common equities
Property, Plant and Equipment [Line Items]
Dividends Payable		58,500,000	$ 2,694,500,000	$ 1,375,400,000
Unrecorded unconditional purchase obligations reinsurance | Lower Limit
Property, Plant and Equipment [Line Items]
Other reinsurance contracts, minimum commitment		$ 132,100,000
Other Commitments, Term		1 year
Unrecorded unconditional purchase obligations reinsurance | Upper Limit
Property, Plant and Equipment [Line Items]
Other Commitments, Term		3 years

[1]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.